Finance Costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Analysis of income and expense [abstract]
Interest on bank borrowings wholly repayable within five years	¥ 24,526	$ 3,770	¥ 25,236	¥ 31,398
Less: amount capitalized in construction in progress	(3,151)	(485)	(3,849)	(15,485)
Finance cost	¥ 21,375	$ 3,285	¥ 21,387	¥ 15,913